Shareholder Fees - THE GABELLI ASSET FUND	Apr. 30, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	none
Class C Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	none
Class AAA Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	none
Class I Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	none